Contract Assets/(Liabilities) (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assetsliabilities
Schedule of Contract Assets

Contract assets consisted of the following as of December 31:

	2023 SGD	2024 SGD	2024 USD
Revenue recognized to date	26,612,224	18,772,315	14,079,237
Less: Progress billings to date	(21,105,331)	(14,965,455)	(11,224,091)
Less: Credit losses	(396,528)	(154,077)	(115,558)
Contract assets, current	5,110,365	3,652,783	2,739,588

Schedule of Allowance for Contract Assets

Movement of the allowance for contract assets were as follows for the years ended December 31, 2022, 2023 and 2024 respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	-	-	-	-
Addition	-	396,528	154,077	115,558
Write-off	-	(396,528)	(154,077)	(115,558)
Balance at end of the year	-	-	-	-

Schedule of Contract Liabilities	Contract liabilities consisted of the following as of December 31:
	2023	2024	2024
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	1,482,957	805,163	603,872

Schedule of Movement in Contract Liabilities

The movement in contract liabilities is as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	804,103	425,332	1,482,957	1,112,218
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(570,951)	(418,432)	(1,435,346)	(1,076,509)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	192,180	1,476,057	757,552	568,163
Balance at end of the year	425,332	1,482,957	805,163	603,872